Wireless Licenses, Goodwill and Other Intangible Assets - Schedule of Carrying Amount of Wireless Licenses (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Indefinite-lived Intangible Assets [Line Items]
Wireless licenses	$ 95,059	$ 94,130
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Wireless licenses	$ 95,059	$ 94,130